Provisions for legal proceedings and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Provisions For Legal Proceedings And Contingent Liabilities
Claims with probable chance of loss and contingent liabilities

		2021	2020
Labor claims	(a)	268,758	280,066

Tax claims	(b)
IR and CSL		61,946	61,342
PIS and COFINS		299,202	291,783
ICMS		331,094	319,851
Other tax claims		22,857	19,759
		715,099	692,735

Corporate claims		94,826	126,057
		-	-
Civil claims and other		75,147	52,229

		1,153,830	1,151,087

Schedule of changes in claims with probable chance of loss

(c) Changes in claims with probable chance of loss

			Corporate	Civil claims
	Labor claims	Tax claims	claims	and other	Total

December 31, 2019	315,437	672,088	118,485	45,514	1,151,524

Additions, inflation adjustments and exchange variation	140,386	130,302	10,242	32,207	313,137
Payments	(42,174)	(21,649)		(9,166)	(72,989)
Reversals (*)	(133,583)	(88,006)	(2,670)	(16,326)	(240,585)

December 31, 2020	280,066	692,735	126,057	52,229	1,151,087

Additions, monetary adjustments and exchange variation	172,574	46,849	14,357	76,111	309,891
Payments	(70,968)	(3,659)	(40,109)	(2,770)	(117,506)
Reversals (*)	(112,914)	(20,826)	(5,479)	(50,423)	(189,642)

December 31, 2021	268,758	715,099	94,826	75,147	1,153,830

(*)	A provision reversal occurs when the probability of loss or the value attributed to the lawsuit changes, or the suit is closed with a cash disbursement lower than the provisioned amount.

Schedule of claims with probable chance of loss

24.2 Contingent liabilities

Schedule of claims with probable chance of loss

	Note	2021	2020

Tax claims	(a)	17,224,429	12,156,030
Civil claims - Alagoas	26	2,614,344	796,712
Civil claims - Other	(b)	737,083	708,120
Labor claims	(c)	763,555	663,448
Environmental claims	(d)	571,057	507,973
Social security claims	(e)	398,783	326,730
Other lawsuits	(f)	337,807	286,643
Total		22,647,058	15,445,656